Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Northern Lights Variable Trust
Central Index Key	0001352621
Amendment Flag	false
Document Creation Date	Jun 1, 2012
Document Effective Date	Jun 1, 2012
Prospectus Date	May 1, 2012

Adaptive Allocation Portfolio
RISK/RETURN
Investment Objective:
The Portfolio’s investment objectives are to provide growth and risk-adjusted total return.
Fees and Expenses of the Portfolio:

 This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Adaptive Allocation Portfolio
Management Fees		1.00%
Distribution and Service (12b-1) Fees	[1]	0.50%
Other Expenses		0.42%
Acquired Fund Fees and Expenses	[2]	0.45%
Total Annual Portfolio Operating Expenses		2.37%
[1]	Shareholders of the Portfolio may pay annual 12b-1 expenses of up to 1.00%. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50%. Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the plan, equal to 0.25% of the Portfolio's average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The adviser may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing. An additional 0.01% of Distribution fees were voluntarily waived during the last fiscal year end, such that Total Annual Fund Operating Expenses were actually 2.36%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Adaptive Allocation Portfolio	240	739	1,265	2,706

Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Adaptive Allocation Portfolio	240	739	1,265	2,706

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 243% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio’s adviser seeks to achieve the Portfolio's investment objectives by allocating assets in a combination of (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) closed-end investment companies (collectively "Underlying Funds"), and (4) equity and debt securities, including American Depositary Receipts (“ADRs”) using the adviser's proprietary technical and fundamental screening models.  Although the Portfolio’s strategy is focused primarily on the capital appreciation component of its total return objective, the income component of the objective is derived primarily from interest income from fixed income securities, and stock dividends.  The phrase “risk-adjusted” in the Portfolio’s objective refers to the goal of enhancing total return by reducing loses when markets are declining.  The Portfolio defines equity securities as common and preferred stock, convertible securities, warrants, and ADRs for common and preferred stocks.  The Portfolio may also take short positions in common stocks.  The Portfolio’s adviser selects securities from issuers of any market capitalization, credit quality or country.  The Portfolio may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds.  The Portfolio defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the adviser to be of similar quality.  Such securities are considered speculative investments that carry greater risk of default.

The Underlying Funds include high beta index funds (“HBIFs”), which are mutual funds and ETFs that track an equity or fixed income index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices.  HBIFs are more volatile than the benchmark index they track and typically don’t invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF’s current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF’s value should go up 10%). When the value of the underlying index declines, the value of the HBIF’s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

The Portfolio may invest in foreign markets.  The Underlying Funds include ETFs which invest primarily in foreign equity or fixed income securities, including emerging market ETFs and foreign bond funds. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank or trust as a substitute for direct ownership of the foreign security.  The Portfolio typically will not invest directly in foreign securities, but will, in any case, limit such direct foreign investments to 25% of its net assets.

The adviser uses proprietary models to determine the types and amounts of securities in the Portfolio’s portfolio. The models used are technical and fundamental. The technical models are proprietary trading strategies based on applying certain mathematical properties (such as linear regressions and weighted moving averages) to the value of a stock index (such as the S&P 500, Russell 2000, or MSCI Emerging Markets Index) or a bond category or index (such as inflation-protected securities, municipal bonds, corporate bonds, or foreign bonds).  The technical models seek to invest in the market when the trends suggest lower risk and not invest in the market when the trends suggest higher risk.  The adviser uses the models to seek optimum returns relative to reduced risk for the Portfolio.  The fundamental models are proprietary trading strategies that search a monthly database of profit/loss and balance sheet figures to identify investment candidates.  Such figures include, but are not limited to, revenue, earnings, margins, total return, income and p/e ratio. The fundamental models are used to select all of the Portfolio’s direct investments in stocks, and the technical models are generally used to select Underlying Funds.  The proportion of Portfolio assets invested under either type of model will vary with the adviser’s investment allocation and risk reduction strategies, as well as with market conditions.  Generally, securities are purchased to fulfill the adviser's asset allocation targets and specific equity securities are selected based upon the adviser's fundamental screening criteria (e.g. revenue, earnings, margins, total return, income, p/e ratio, etc.).  Securities are sold when they no longer meet the adviser's fundamental criteria, stop-loss limits are reached, or to rebalance asset class allocations.  The adviser may sell common stock short when it believes the value of the company's stock will depreciate and covers (buys back) the shares when a target price has been reached.  The adviser's use of its proprietary models typically results in active trading and the adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio's investment objectives.

Although current income is not the Portfolio’s primary focus, it may invest in Underlying Funds that, in turn, invest in long, medium, or short-term bonds, foreign bonds, and other fixed income securities of varying credit quality, whenever the adviser believes they offer a potential for capital appreciation, for example high yield bond funds.  Typically, the Portfolio will not invest directly in bonds and other fixed income securities.  However, if warranted pursuant to the adviser’s proprietary investment models, the Portfolio may pursue such direct investments to the extent the adviser deems them consistent with the Portfolio’s investment objective.

Principal Investment Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

·

Derivatives Risk:  The Portfolio may invest in Underlying Funds that use derivatives (including options, futures and options on futures) to invest or to hedge.  An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

·

Emerging Market Risk:   In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities held by the Portfolio or Underlying Funds that invest in U.S. and/or foreign equity securities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Fixed Income Risk:  The value of the Portfolio's investments in fixed income securities whether held directly or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.  On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Portfolio’s investments decreases. In addition, Underlying Funds may invest in high yield bonds sometimes referred to as “junk bonds.” These bonds are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities.

·

Foreign Risk:  When the Portfolio invests in foreign securities directly or through ADRs or Underlying Funds, the Portfolio could be subject to greater risks because the Portfolio’s performance may depend on issues other than the performance of a particular U.S. company or U.S. market sector.  Foreign securities typically have less financial disclosure than U.S. securities and may expose the Portfolio to tax, currency exchange rate and repatriation risks.

·

Issuer-Specific Risks:  The price of an individual security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.  An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

·

Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

·

Portfolio Turnover Risk:  As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  The adviser's investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

·

Short Position Risk:  The Portfolio will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Portfolio purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Portfolio's losses are potentially unlimited in a short position transaction.

·

Underlying Funds Risk:  Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio.  As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

 The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-263-9260 or visiting www.unusualfund.com.

Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter:	3rd Quarter 2009	19.27%
Worst Quarter:	1st Quarter 2009	(9.99)%

Performance Table
Average Annual Total Returns (For period ended December 31, 2011)
Average Annual Returns	1 Year	Since Inception	Inception Date
Adaptive Allocation Portfolio	(3.66%)	1.74%	May 22, 2007
Adaptive Allocation Portfolio S&P 500�� Index	2.11%	(1.97%)

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Adaptive Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objectives are to provide growth and risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

 This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 243% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	243.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s adviser seeks to achieve the Portfolio's investment objectives by allocating assets in a combination of (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) closed-end investment companies (collectively "Underlying Funds"), and (4) equity and debt securities, including American Depositary Receipts (“ADRs”) using the adviser's proprietary technical and fundamental screening models.  Although the Portfolio’s strategy is focused primarily on the capital appreciation component of its total return objective, the income component of the objective is derived primarily from interest income from fixed income securities, and stock dividends.  The phrase “risk-adjusted” in the Portfolio’s objective refers to the goal of enhancing total return by reducing loses when markets are declining.  The Portfolio defines equity securities as common and preferred stock, convertible securities, warrants, and ADRs for common and preferred stocks.  The Portfolio may also take short positions in common stocks.  The Portfolio’s adviser selects securities from issuers of any market capitalization, credit quality or country.  The Portfolio may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds.  The Portfolio defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the adviser to be of similar quality.  Such securities are considered speculative investments that carry greater risk of default.

The Underlying Funds include high beta index funds (“HBIFs”), which are mutual funds and ETFs that track an equity or fixed income index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices.  HBIFs are more volatile than the benchmark index they track and typically don’t invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF’s current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF’s value should go up 10%). When the value of the underlying index declines, the value of the HBIF’s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

The Portfolio may invest in foreign markets.  The Underlying Funds include ETFs which invest primarily in foreign equity or fixed income securities, including emerging market ETFs and foreign bond funds. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank or trust as a substitute for direct ownership of the foreign security.  The Portfolio typically will not invest directly in foreign securities, but will, in any case, limit such direct foreign investments to 25% of its net assets.

The adviser uses proprietary models to determine the types and amounts of securities in the Portfolio’s portfolio. The models used are technical and fundamental. The technical models are proprietary trading strategies based on applying certain mathematical properties (such as linear regressions and weighted moving averages) to the value of a stock index (such as the S&P 500, Russell 2000, or MSCI Emerging Markets Index) or a bond category or index (such as inflation-protected securities, municipal bonds, corporate bonds, or foreign bonds).  The technical models seek to invest in the market when the trends suggest lower risk and not invest in the market when the trends suggest higher risk.  The adviser uses the models to seek optimum returns relative to reduced risk for the Portfolio.  The fundamental models are proprietary trading strategies that search a monthly database of profit/loss and balance sheet figures to identify investment candidates.  Such figures include, but are not limited to, revenue, earnings, margins, total return, income and p/e ratio. The fundamental models are used to select all of the Portfolio’s direct investments in stocks, and the technical models are generally used to select Underlying Funds.  The proportion of Portfolio assets invested under either type of model will vary with the adviser’s investment allocation and risk reduction strategies, as well as with market conditions.  Generally, securities are purchased to fulfill the adviser's asset allocation targets and specific equity securities are selected based upon the adviser's fundamental screening criteria (e.g. revenue, earnings, margins, total return, income, p/e ratio, etc.).  Securities are sold when they no longer meet the adviser's fundamental criteria, stop-loss limits are reached, or to rebalance asset class allocations.  The adviser may sell common stock short when it believes the value of the company's stock will depreciate and covers (buys back) the shares when a target price has been reached.  The adviser's use of its proprietary models typically results in active trading and the adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio's investment objectives.

Although current income is not the Portfolio’s primary focus, it may invest in Underlying Funds that, in turn, invest in long, medium, or short-term bonds, foreign bonds, and other fixed income securities of varying credit quality, whenever the adviser believes they offer a potential for capital appreciation, for example high yield bond funds.  Typically, the Portfolio will not invest directly in bonds and other fixed income securities.  However, if warranted pursuant to the adviser’s proprietary investment models, the Portfolio may pursue such direct investments to the extent the adviser deems them consistent with the Portfolio’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

·

Derivatives Risk:  The Portfolio may invest in Underlying Funds that use derivatives (including options, futures and options on futures) to invest or to hedge.  An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

·

Emerging Market Risk:   In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities held by the Portfolio or Underlying Funds that invest in U.S. and/or foreign equity securities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Fixed Income Risk:  The value of the Portfolio's investments in fixed income securities whether held directly or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.  On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Portfolio’s investments decreases. In addition, Underlying Funds may invest in high yield bonds sometimes referred to as “junk bonds.” These bonds are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities.

·

Foreign Risk:  When the Portfolio invests in foreign securities directly or through ADRs or Underlying Funds, the Portfolio could be subject to greater risks because the Portfolio’s performance may depend on issues other than the performance of a particular U.S. company or U.S. market sector.  Foreign securities typically have less financial disclosure than U.S. securities and may expose the Portfolio to tax, currency exchange rate and repatriation risks.

·

Issuer-Specific Risks:  The price of an individual security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.  An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

·

Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

·

Portfolio Turnover Risk:  As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  The adviser's investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

·

Short Position Risk:  The Portfolio will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Portfolio purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Portfolio's losses are potentially unlimited in a short position transaction.

·

Underlying Funds Risk:  Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio.  As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-263-9260 or visiting www.unusualfund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-263-9260
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.unusualfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Years Ended December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2009	19.27%
Worst Quarter:	1st Quarter 2009	(9.99)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.99%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Portfolio's returns, however, they do not reflect any fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2011)
Adaptive Allocation Portfolio | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Adaptive Allocation Portfolio | Adaptive Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	240
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
Annual Return 2008	rr_AnnualReturn2008	(17.99%)
Annual Return 2009	rr_AnnualReturn2009	20.73%
Annual Return 2010	rr_AnnualReturn2010	17.17%
Annual Return 2011	rr_AnnualReturn2011	(3.66%)
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2007

[1]	Shareholders of the Portfolio may pay annual 12b-1 expenses of up to 1.00%. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50%. Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the plan, equal to 0.25% of the Portfolio's average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The adviser may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing. An additional 0.01% of Distribution fees were voluntarily waived during the last fiscal year end, such that Total Annual Fund Operating Expenses were actually 2.36%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012